Financial risk management (Details 1) - USD ($) $ in Thousands		Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivables		$ 223,740	$ 9,137	$ 231,174
Total assets		4,891,782	58,016	4,904,836
Loans and financings		1,669,259		1,699,315	$ 2,024,314
Trade payables and other liabilities		413,856	1,014	411,818
Lease liabilities		5,021		19,639	$ 25,689
Total liabilities		3,181,528	$ 25,561	3,260,556
Financial assets		754,188		1,014,312
Ifrs cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial assets		497,826		743,817
Ifrs cash and cash equivalents [member] | Credit rating AAA [member]
IfrsStatementLineItems [Line Items]
Financial assets		191,269		117,439
Ifrs cash and cash equivalents [member] | Credit rating aa [member]
IfrsStatementLineItems [Line Items]
Financial assets		10,259		21,252
Ifrs cash and cash equivalents [member] | Credit rating aa plus [member]
IfrsStatementLineItems [Line Items]
Financial assets				19
Ifrs cash and cash equivalents [member] | Credit rating aa minus [member]
IfrsStatementLineItems [Line Items]
Financial assets		15,958		354,043
Ifrs cash and cash equivalents [member] | Credit rating aplus [member]
IfrsStatementLineItems [Line Items]
Financial assets		117,968		141,007
Ifrs cash and cash equivalents [member] | Credit ratinga [member]
IfrsStatementLineItems [Line Items]
Financial assets		93,117		104,528
Ifrs cash and cash equivalents [member] | Credit rating aminus [member]
IfrsStatementLineItems [Line Items]
Financial assets		54,737
Ifrs cash and cash equivalents [member] | Credit rating no rating [member]
IfrsStatementLineItems [Line Items]
Financial assets	[1]	14,518		5,529
Financial investments [member]
IfrsStatementLineItems [Line Items]
Financial assets		18,062		19,202
Financial investments [member] | Credit rating AAA [member]
IfrsStatementLineItems [Line Items]
Financial assets		18,006		16,849
Financial investments [member] | Credit rating aa [member]
IfrsStatementLineItems [Line Items]
Financial assets				2,353
Financial investments [member] | Credit rating no rating [member]
IfrsStatementLineItems [Line Items]
Financial assets	[1]	56
Derivatives [member]
IfrsStatementLineItems [Line Items]
Derivative Financial Instruments		(2,575)		(6,531)
Financial assets		7,443		16,394
Derivatives [member] | Credit rating AAA [member]
IfrsStatementLineItems [Line Items]
Financial assets		144		314
Derivatives [member] | Credit rating aplus [member]
IfrsStatementLineItems [Line Items]
Financial assets		3,061		8,491
Derivatives [member] | Credit rating aminus [member]
IfrsStatementLineItems [Line Items]
Financial assets		4,238		7,589
Local [member] | Ifrs cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial assets		209,979		181,395
Local [member] | Ifrs cash and cash equivalents [member] | Credit rating AAA [member]
IfrsStatementLineItems [Line Items]
Financial assets		191,269		117,439
Local [member] | Ifrs cash and cash equivalents [member] | Credit rating aa [member]
IfrsStatementLineItems [Line Items]
Financial assets		10,259		19
Local [member] | Ifrs cash and cash equivalents [member] | Credit rating aplus [member]
IfrsStatementLineItems [Line Items]
Financial assets				35,923
Local [member] | Ifrs cash and cash equivalents [member] | Credit ratinga [member]
IfrsStatementLineItems [Line Items]
Financial assets				25,354
Local [member] | Ifrs cash and cash equivalents [member] | Credit rating no rating [member]
IfrsStatementLineItems [Line Items]
Financial assets	[1]	8,451		2,660
Local [member] | Financial investments [member]
IfrsStatementLineItems [Line Items]
Financial assets		18,062		19,202
Local [member] | Financial investments [member] | Credit rating AAA [member]
IfrsStatementLineItems [Line Items]
Financial assets		18,006		16,849
Local [member] | Financial investments [member] | Credit rating aa [member]
IfrsStatementLineItems [Line Items]
Financial assets				2,353
Local [member] | Financial investments [member] | Credit rating no rating [member]
IfrsStatementLineItems [Line Items]
Financial assets	[1]	56
Local [member] | Derivatives [member] | Credit rating AAA [member]
IfrsStatementLineItems [Line Items]
Financial assets		144		314
Global [member] | Ifrs cash and cash equivalents [member]
IfrsStatementLineItems [Line Items]
Financial assets		287,847		562,422
Global [member] | Ifrs cash and cash equivalents [member] | Credit rating aa minus [member]
IfrsStatementLineItems [Line Items]
Financial assets		15,958		21,252
Global [member] | Ifrs cash and cash equivalents [member] | Credit rating aplus [member]
IfrsStatementLineItems [Line Items]
Financial assets		117,968		318,120
Global [member] | Ifrs cash and cash equivalents [member] | Credit ratinga [member]
IfrsStatementLineItems [Line Items]
Financial assets		93,117		115,653
Global [member] | Ifrs cash and cash equivalents [member] | Credit rating aminus [member]
IfrsStatementLineItems [Line Items]
Financial assets		54,737		104,528
Global [member] | Ifrs cash and cash equivalents [member] | Credit rating no rating [member]
IfrsStatementLineItems [Line Items]
Financial assets	[1]	6,067		2,869
Global [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets		7,299		16,080
Global [member] | Derivatives [member] | Credit rating aplus [member]
IfrsStatementLineItems [Line Items]
Financial assets		3,061		8,491
Global [member] | Derivatives [member] | Credit rating aminus [member]
IfrsStatementLineItems [Line Items]
Financial assets		4,238		7,589
Foreign Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash, cash equivalents and financial investments		97,397		95,320
Derivative Financial Instruments		143		314
Trade accounts receivables		19,132		34,858
Total assets		116,672		130,492
Loans and financings		276,634		272,353
Derivative Financial Instruments		435		380
Trade payables and other liabilities		182,275		200,983
Lease liabilities		2,738		7,921
Use of public assets		23,263		24,384
Total liabilities		485,345		506,021
Net exposure		$ (368,673)		$ (375,529)

[1]	Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.